Share-based awards and other equity instruments (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Schedule of stock options activity
The following table presents a summary of our share option activity:

	Options	Weighted average exercise price	Remaining contractual life	Aggregate intrinsic value
		(in €)	(In years)	(€ in thousands)
Balance as of January 1, 2018	17,108,574	5.66	21	32,178
Granted	4,944,430	3.99		12,573
Exercised	531,410	0.30		2,855
Cancelled	828,196	6.23		1,182
Balance as of December 31, 2018	20,693,398	5.54	17	32,050
Granted	3,932,498	0.06		17,412
Exercised	1,218,560	0.17		5,034
Cancelled	2,233,623	6.93		1,572
Balance as of December 31, 2019	21,173,713	4.79	15	19,556
Granted	8,550,753	0.06		12,359
Exercised	1,405,583	0.06		2,168
Cancelled	1,971,734	4.28		1,214
Balance as of December 31, 2020	26,347,149	3.29	12	28,356
Exercisable as of December 31, 2020	14,204,833	5.01	17	10,018
Vested and expected to vest after December 31, 2020	26,347,149	3.29	12	28,356

Schedule of RSU activity
The following table presents a summary of our restricted stock units (RSUs):

	RSUs	Weighted Average Grant Date Fair Value	Remaining contractual life
		(in €)	(in years)
Balance as of January 1, 2018	—	—
Granted	57,806	3.88
Vested	—	—
Cancelled	—	—
Balance as of December 31, 2018	57,806	3.88	7
Granted	474,121	4.25
Vested	38,262	3.88
Cancelled	8,000	5.29
Balance as of December 31, 2019	485,665	4.22	6
Granted	1,606,140	1.13
Vested	245,687	4.30
Cancelled	221,657	2.43
Balance as of December 31, 2020	1,624,461	1.39	5

Schedule of stock options valuation assumptions
The fair value of share awards granted during the years ended December 31, 2018, 2019 and 2020 were estimated at the date of grant using appropriate valuation techniques, including the Black-Scholes and Monte Carlo simulation pricing models, assuming the following weighted average assumptions:

	Year ended December 31,
	2018	2019	2020
Risk-free interest rate	1.74%	(0.56)%	(0.20)%
Expected volatility	33%	50%	60%
Expected life (in years)	4.42	4.50	4.12
Dividend yield	—%	—%	—%
Weighted-average estimated fair value of options granted during the year	€3	€4	€1